UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                ------------------------

Check here if Amendment [  ]; Amendment Number:
                                                 ------
This amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sirios Capital Management, L.P.
          ------------------------------------------
Address:  75 Park Plaza
          ------------------------------------------
          Boston, MA 02116
          ------------------------------------------

13 File Number:  02805369
                 ---------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      John F. Brennan, Jr.
           ----------------------------------------
Title:
           ----------------------------------------
Phone:     617-598-5180
           ----------------------------------------
Signature, Place and Date of Signing:

           /s/ John F. Brennan, Jr.     Boston, MA                  2/13/02
           ----------------------    -----------------------     ------------
             [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             1
                                           ----------

Form 13F Information Table Entry Total:       119
                                           ----------

Form 13F Information Table Value Total:      $804,189
                                         ------------
                                           (Thousands)

List of Other Included Managers:

No. 13F File Number Name

 01                  02805371                  John F. Brennan, Jr.
----                 -------------             ------------------------------



                                                          FORM 13F INFORMATION TABLE

       COLUMN 1                    COLUMN 2      COLUMN 3   COLUMN 4   COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
------------------------------  ---------------  ---------  --------  ----------- ---- --------  --------  -----------------------
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ABBOTT LABS                    COMMON STOCK     002824100     1000    25000 SH       OTHER       01        0       X         0

D ABERCROMBIE & FITCH CO         CL A             002896207     9207   450000 SH       OTHER       01        0       X         0

D ACTIVISION INC NEW             COM NEW          004930202     2918   200000 SH       OTHER       01        0       X         0

D ADVANCE AUTO PARTS INC         COMMON STOCK     00751Y106      513    10500 SH       OTHER       01        0       x         0

D ALLERGAN INC                   COMMON STOCK     018490102     1152    20000 SH       OTHER       01        0       X         0

D AMER INTL GROUP INC            COMMON STOCK     026874107    31245   540100 SH       OTHER       01        0       X         0

D AMERICAN TOWER CORP            NOTES 5.00% 2/1  029912AF9    15518 24200000 SH       OTHER       01        0       X         0

D AMERISOURCEBERGEN CORP         COMMON STOCK     03073E105     3259    60000 SH       OTHER       01        0       X         0

D AMERISTAR CASINOS INC          COMMON STOCK     03070Q101     7050   500000 SH       OTHER       01        0       x         0

D AMGEN INC                      COMMON STOCK     031162100     1068    22100 SH       OTHER       01        0       X         0

D ANGIOTECH PHARMACEUTICALS IN   COMMON STOCK     034918102    13099   384600 SH       OTHER       01        0       X         0

D ANTHEM INC                     COMMON STOCK     03674B104    36168   575000 SH       OTHER       01        0       X         0

D AT&T WIRELESS SVCS INC         COMMON STOCK     00209A106    11470  2030000 SH       OTHER       01        0       X         0

D AVNET INC                      COMMON STOCK     053807103    10988  1014600 SH       OTHER       01        0       X         0

D BIG 5 SPORTING GOODS CORP      COMMON STOCK     08915P101      755    70000 SH       OTHER       01        0       X         0

D BIOMARIN PHARMACEUTICAL INC    COMMON STOCK     09061G101      353    50000 SH       OTHER       01        0       X         0

D BOSTON SCIENTIFIC CORP         COMMON STOCK     101137107    10417   245000 SH       OTHER       01        0       X         0

D BOYD GAMING CORP               COMMON STOCK     103304101    11091   789400 SH       OTHER       01        0       X         0

D BP PLC                         SPONSORED ADR    055622104    12191   299900 SH       OTHER       01        0       X         0

D BRINKER INTL INC               COMMON STOCK     109641100     4354   135000 SH       OTHER       01        0       X         0

D BRISTOL MYERS SQUIBB CO        COMMON STOCK     110122108     5556   240000 SH       OTHER       01        0       X         0

D CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     7525   449500 SH       OTHER       01        0       X         0

D LOEWS CORP                     CAROLINA GP STF  540424207    16352   806700 SH       OTHER       01        0       X         0

D CENTERPULSE LTD                SPONSORED ADR    152005104      477    27500 SH       OTHER       01        0       X         0

D CENTILLUM COMMUNICATIONS IN    COMMON STOCK     152319109      712   315000 SH       OTHER       01        0       X         0

D CHICAGO BRIDGE & IRON C0 N V   NY REGISTRY SH   167250109      408    13500 SH       OTHER       01        0       X         0

D CLEAR CHANNEL COMMUNICATIONS   COMMON STOCK     184502102      559    15000 SH       OTHER       01        0       X         0

D COACH INC                      COMMON STOCK     189754104      494    15000 SH       OTHER       01        0       X         0

D COCA COLA CO                   COMMON STOCK     191216100      658    15000 SH       OTHER       01        0       X         0

D COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402     3006   300000 SH       OTHER       01        0       X         0

D COVANCE INC                    COMMON STOCK     222816100      698    28400 SH       OTHER       01        0       X         0

D COX COMMUNICATIONS INC NEW     CL A             224044107      994    35000 SH       OTHER       01        0       X         0

D CSK AUTO CORP                  COMMON STOCK     125965103     5720   520000 SH       OTHER       01        0       X         0

D DISNEY WALT CO                 COM DISNEY       254687106     5138   315000 SH       OTHER       01        0       X         0

D DTE ENERGY CO                  COMMON STOCK     233331107     4640   100000 SH       OTHER       01        0       X         0

D ECHOSTAR COMMUNICATIONS NEW    NOTE 4.875% 1/0  278762AD1      893  1000000 SH       OTHER       01        0       X         0

D ECHOSTAR COMMUNICATIONS CORP   CL A             278762109     5342   240000 SH       OTHER       01        0       X         0

D ELECTRONIC DATA SYS NEW        NOTE 10/1        285661AB0      760  1000000 SH       OTHER       01        0       X         0

D ESS TECHNOLOGY INC             COMMON STOCK     269151106     2202   350000 SH       OTHER       01        0       X         0

D EXXON MOBIL CORP               COMMON STOCK     30231G102    10482   300000 SH       OTHER       01        0       X         0

D FEDERAL HOME LN MTG CORP       COMMON STOCK     313400301    44937   761000 SH       OTHER       01        0       X         0

D GAP INC DEL                    COMMON STOCK     364760108     5587   360000 SH       OTHER       01        0       X         0

D GENZYME CORP                   COM GENL DIV     372917104     6801   230000 SH       OTHER       01        0       X         0

D GILEAD SCIENCES INC            COMMON STOCK     375558103      680    20000 SH       OTHER       01        0       X         0

D GOLDEN WEST FINL CORP DEL      COMMON STOCK     381317106     3591    50000 SH       OTHER       01        0       X         0

D HARRAHS ENTMT INC              COMMON STOCK     413619107     3960   100000 SH       OTHER       01        0       X         0

D HCA INC                        COMMON STOCK     404119109    31561   760500 SH       OTHER       01        0       X         0

D HERSHEY FOODS CORP             COMMON STOCK     427866108      674    10000 SH       OTHER       01        0       X         0

D HOLLYWOOD ENTMT CORP           COMMON STOCK     436141105     8996   595750 SH       OTHER       01        0       X         0

D IDEC PHARMACEUTICALS  CORP     COMMON STOCK     449370105     9785   295000 SH       OTHER       01        0       X         0

D INTEGRATED DEVICE TECHNOLOGY   COMMON STOCK     458118106     2511   300000 SH       OTHER       01        0       X         0

D JDA SOFTWARE GROUP INC         COMMON STOCK     46612K108     2898   300000 SH       OTHER       01        0       X         0

D JOHNSON & JOHNSON              COMMON STOCK     478160104     1208    22500 SH       OTHER       01        0       X         0

D KELLOGG CO                     COMMON STOCK     487836108     3393    99000 SH       OTHER       01        0       X         0

D KIMBERLY CLARK CORP            COMMON STOCK     494368103      712    15000 SH       OTHER       01        0       X         0

D KNIGHT RIDDER INC              COMMON STOCK     499040103     7274   115000 SH       OTHER       01        0       X         0

D KROGER CO                      COMMON STOCK     501044101     1700   110000 SH       OTHER       01        0       X         0

D LENNAR CORP                    DBCV             526057AA2      351   500000 SH       OTHER       01        0       X         0

D LIBERTY MEDIA CORP NEW         COM SER A        530718105     7376   825000 SH       OTHER       01        0       X         0

D LILLY ELI & CO                 COMMON STOCK     532457108     6350   100000 SH       OTHER       01        0       X         0

D LIMITED BRANDS INC             COMMON STOCK     532716107     1741   125000 SH       OTHER       01        0       X         0

D LINENS N THINGS INC            COMMON STOCK     535679104     1130    50000 SH       OTHER       01        0       X         0

D MADDEN STEVEN LTD COM          COMMON STOCK     556269108      542    30000 SH       OTHER       01        0       X         0

D MAGNA ENTMT CORP               CL A             559211107     4960   800000 SH       OTHER       01        0       X         0

D MANHATTAN ASSOCS INC           COMMON STOCK     562750109      592    25000 SH       OTHER       01        0       X         0

D MCDATA CORP                    CL B             580031102     2109   300000 SH       OTHER       01        0       X         0

D MCDONALDS CORP                 COMMON STOCK     580135101     3859   240000 SH       OTHER       01        0       X         0

D MERCK & CO INC                 COMMON STOCK     589331107      985    17400 SH       OTHER       01        0       X         0

D MONTPELIER RE HOLD LTD         SHS              G62185106     3600   125000 SH       OTHER       01        0       X         0

D MTR GAMING GROUP INC           COMMON STOCK     553769100     1194   150000 SH       OTHER       01        0       X         0

D NEWPORT CORP                   COMMON STOCK     651824104     2512   200000 SH       OTHER       01        0       X         0

D NEXTEL COMMUNICATIONS INC      NOTE 6.000% 6/0  65332VBC6     1163  1350000 SH       OTHER       01        0       X         0

D NISOURCE INC                   COMMON STOCK     65473P105     6000   300000 SH       OTHER       01        0       X         0

D NOKIA CORP                     SPONSORED ADR    654902204     3492   225300 SH       OTHER       01        0       X         0

D NORTEL NETWORKS CORP NEW       NOTE 4.250%      656568AB8      338   650000 SH       OTHER       01        0       X         0

D NORTHROP GRUMMAN CORP          COMMON STOCK     666807102    39857   410900 SH       OTHER       01        0       X         0

D OFFICE DEPOT INC               COMMON STOCK     676220106      858    58100 SH       OTHER       01        0       X         0

D ORACLE CORP                    COMMON STOCK     68389X105     1620   150000 SH       OTHER       01        0       X         0

D OUTBACK STEAKHOUSE INC         COMMON STOCK     689899102      448    13000 SH       OTHER       01        0       X         0

D PACER INTL INC TENN            COMMON STOCK     69373H106      480    36100 SH       OTHER       01        0       X         0

D PARK PL ENTMT CORP             COMMON STOCK     700690100     2184   260000 SH       OTHER       01        0       X         0

D PENN NATL GAMING INC           COMMON STOCK     707569109     1586   100000 SH       OTHER       01        0       X         0

D PEPSI BOTTLING GROUP INC       COMMON STOCK     713409100     6168   240000 SH       OTHER       01        0       X         0

D PEPSICO INC                    COMMON STOCK     713448108     8153   193100 SH       OTHER       01        0       X         0

D PFIZER INC                     COMMON STOCK     717081103    14599   477550 SH       OTHER       01        0       X         0

D PLATINUM UNDERWRITER HLDGS L   COMMON STOCK     G7127P100     2767   105000 SH       OTHER       01        0       X         0

D RARE HOSPITALITY INTL INC      COMMON STOCK     753820109      967    35000 SH       OTHER       01        0       X         0

D RATIONAL SOFTWARE CORP         COMMON STOCK     75409P202     7273   700000 SH       OTHER       01        0       X         0

D REEBOK INTL LTD                COMMON STOCK     758110100     1176    40000 SH       OTHER       01        0       X         0

D RF MICRODEVICES INC            COMMON STOCK     749941100     2089   285000 SH       OTHER       01        0       X         0

D SPDR TR                        UNIT SER I       78462F103      265     3000 SH       OTHER       01        0       X         0

D SAFEWAY INC                    COM NEW          786514208    39011  1670000 SH       OTHER       01        0       X         0

D SCIOS INC                      COMMON STOCK     808905103      634    19450 SH       OTHER       01        0       X         0

D SCRIPPS E W CO OHIO            CL A             811054204    30291   393650 SH       OTHER       01        0       X         0

D SIEBEL SYS INC                 COMMON STOCK     826170102     3700   500000 SH       OTHER       01        0       X         0

D SOLECTRON CORP                 NOTE 11/2        834182AL1     2639  5200000 SH       OTHER       01        0       X         0

D STATION CASINOS INC            COMMON STOCK     857689103     3540   200000 SH       OTHER       01        0       X         0

D SUN MICROSYSTEMS INC           COMMON STOCK     866810104     3110  1000000 SH       OTHER       01        0       X         0

D TALBOTS INC                    COMMON STOCK     874161102     7367   267600 SH       OTHER       01        0       X         0

D TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      772    20000 SH       OTHER       01        0       X         0

D TOYS R US INC                  COMMON STOCK     892335100     6100   610000 SH       OTHER       01        0       X         0

D TRAVELERS PPTY CAS CORP NEW    CL B             89420G406    10555   720500 SH       OTHER       01        0       X         0

D TRAVERLERS PPTY CAS CORP NEW   NT CV JR 2032    89420G307     1173    52200 SH       OTHER       01        0       X         0

D TRIMERIS INC                   COMMON STOCK     896263100      525    12150 SH       OTHER       01        0       X         0

D ULTICOM INC                    COMMON STOCK     903844108      136    18200 SH       OTHER       01        0       X         0

D UNITEDHEALTH GROUP INC         COMMON STOCK     91324P102     1879    22500 SH       OTHER       01        0       X         0

D UNIVERSAL HLTH SVCS INC        CL B             913903100    15753   349300 SH       OTHER       01        0       X         0

D VALERO ENERGY CORP NEW         COMMON STOCK     91913Y100    11082   300000 SH       OTHER       01        0       X         0

D VERSICOR INC                   COMMON STOCK     925314106      242    22450 SH       OTHER       01        0       X         0

D VIACOM INC                     CL B             925524308     2403    58950 SH       OTHER       01        0       X         0

D WELLPOINT HEALTH NETWORKS NEW  COMMON STOCK     94973H108    28130   395300 SH       OTHER       01        0       X         0

D WESTERN WIRELESS CORP          CL A             95988E204    37893  7149600 SH       OTHER       01        0       X         0

D WESTWOOD ONE INC               COMMON STOCK     961815107     4296   115000 SH       OTHER       01        0       X         0

D WILLIS GROUP HOLDINGS LTD      SHS              G96655108     2294    80000 SH       OTHER       01        0       X         0

D WYETH                          COMMON STOCK     983024100      724    19350 SH       OTHER       01        0       X         0

D WYNN RESORTS LTD               COMMON STOCK     983134107     3323   253500 SH       OTHER       01        0       X         0

D XL CAP LTD                     CL A             G98255105     3090    40000 SH       OTHER       01        0       X         0

D YELLOW CORP                    COMMON STOCK     985509108     6298   250000 SH       OTHER       01        0       X         0

D ZIMMER HLDGS INC               COMMON STOCK     98956P102    45745  1101750 SH       OTHER       01        0       X         0

S REPORT SUMMARY                119 DATA RECORDS              804189